BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other accounts payable and accrued expenses:
Long Term Loan	[1]	$ 973	$ 831
DBSI (see Note 12f(1))		53	53
Management fees to DBSI (see Note 12f(1))		180	180	$ 180
Sales to related parties		254	106	52
Purchase from related parties		$ 682	$ 847	$ 145

[1]	On March 29, 2016 the board of directors approved to repay the Capital Note issued By Shagrir Group to the Company on December 2015, in the amount of NIS 8,000. In addition, the board of directors approved to convert NIS 4,100 to Shagrir Group equity and NIS 3,100 Shagrir group will issue as Capital Note for 5 years without any interest.